Condensed Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity/(Deficit) - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member] Series Seed One Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series Seed Two Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2020	$ (4,203)		$ 6,436			$ 6,436	$ 80	$ (4,283)
Beginning balance, shares at Dec. 31, 2020		875,279	6,500,000
Issuance of convertible preferred stock, net of issuance costs				$ 14,912		14,912
Issuance of convertible preferred stock, net of issuance costs, shares				3,829,265
Stock-based compensation expense	63						63
Net loss	(13,109)							(13,109)
Ending balance at Dec. 31, 2021	(17,249)		$ 6,436	$ 14,912		21,348	143	(17,392)
Ending balance, shares at Dec. 31, 2021		875,279	6,500,000	3,829,265
Issuance of convertible preferred stock, net of issuance costs					$ 96,676	96,676
Issuance of convertible preferred stock, net of issuance costs, shares					23,007,017
Stock-based compensation expense	1,518						1,518
Net loss	(28,476)							(28,476)
Other comprehensive income (loss)	(161)								$ (161)
Ending balance at Dec. 31, 2022	$ (44,368)		$ 6,436	$ 14,912	$ 96,676	$ 118,024	$ 1,661	$ (45,868)	$ (161)
Ending balance, shares at Dec. 31, 2022		875,279	6,500,000	3,829,265	23,007,017